Subsequent Events	12 Months Ended
Dec. 31, 2020
Subsequent Events
NOTE 16:- SUBSEQUENT EVENTS

a.
On February 17, 2021, the Innoviz effected a
1-for-1.138974
reverse stock split, to cause the value of the outstanding Company’s Ordinary Shares immediately prior to the closing to equal $10 per share. As a result, all common stock, convertible preferred stocks, options for Ordinary Shares, exercise price and net loss per share amounts were adjusted retroactively for all periods presented in these financial statements.

b.
Immediately prior to the closing of the Merger as described below, and in accordance with the Preferred
C-1
transaction documents, escribed in Note 9c, the Company issued to certain shareholders of Preferred
C-1
Shares 375,107 Preferred
C-1
Shares of
no-par
value, for no additional consideration.

c.	Business Combination
Pursuant to the merger agreement described in Note 1c, on April 5, 2021 (the “Closing Date”), Hatzata Merger Sub, Inc., a Delaware corporation and wholly owned subsidiary of the Company was merged with and into Collective Growth, with Collective Growth surviving as a wholly-owned subsidiary of Innoviz (the “Business Combination”).
The merger with a subsidiary is accounted for as a reverse recapitalization, with no goodwill or other intangible assets recorded, in accordance with ASC 805 “
Business combinations
”.
Upon closing of the Business Combination, 20,418,209, 15,906,053, 3,032,940, 28,216,005 and 3,045,792 of the Company’s Preferred A, B,
B-1,
C and
C-1
Shares were automatically converted into 70,618,999 Ordinary Shares of no-par
value.
On the Closing Date, the following securities issuances were made by the Company to Collective Growth’s securityholders: (i) each outstanding share of Class B common shares of Collective Growth, after taking into account the forfeiture of 1,875,000 shares by the holders of Class B common shares, was exchanged for one ordinary share of the Company (“Company Ordinary Share”), (ii) each outstanding share of Class A common stock of Collective Growth was exchanged for one Company Ordinary Share, and (iii) each outstanding warrant of Collective Growth, after taking into account the forfeiture of 187,500 warrants by certain holders of warrants of Collective Growth and including an aggregate of 100,000 warrants issued upon the conversion of outstanding convertible notes made by the Sponsor for working capital purposes, was assumed by the Company and became a warrant of the Company (“Company Warrant”).
In addition, on the Closing Date, in connection with the consummation of the Business Combination and after giving effect, to the redemption of an aggregate of 891,046 shares of Collective Growth’s Class A common stock in accordance with the terms of Collective Growth’s amended and restated certificate of incorporation and in accordance with the Put Option Agreement between the Company and Antara: (i) each outstanding preferred share of the Company was converted into one Company Ordinary Share, (ii) the Company issued Perception an aggregate of 3,027,747 Company Warrants, and (iii) the Company issued Antara an aggregate of 3,002,674 Company Ordinary Shares and 3,784,753 Company Warrants and (iii) the Company agreed to issue to Company’s Management 2,500,000 Ordinary Shares and 3,500,000 warrants, taking into account, in each case, any applicable withholding taxes. In addition, in the event that the earnout Target is reached during the Earnout Period (both “Target” and “Earnout Period” as defined in the Business Combination Agreement), then: (A) Perception shall also be entitled to receive up to 2,175,000 of additional Company Ordinary Shares, (B) Antara shall also be entitled to receive up to 312,297 of additional Company Ordinary Shares and (C) certain members of the Company’s management shall also be entitled to receive up to 1,250,000 of additional Company Ordinary Shares.
Additionally, on the Closing Date, the Company completed the sale of Ordinary Shares to certain accredited investors (“Investors”), at a price per share of $10, for gross proceeds to the Company of approximately $230,000 thousand, pursuant to a series of subscription agreements (“Subscription Agreements”) entered into by the Company and the Investors concurrently with the execution of the Business Combination Agreement.
Upon closing of the Business Combination, the Company has adopted amended and restated articles of association to align such organizational documents with consistent with those of a publicly held company and has become a publicly traded company.

Collective Growth Corp [Member]
Subsequent Events
NOTE 12. SUBSEQUENT EVENTS
The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued. Other than as described below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.
On February 26, 2021, the Sponsor committed to provide the Company loans in the aggregate amount of $225,000 in order to finance transaction costs in connection with a Business Combination. These loans will be non-interest
bearing, unsecured and will be repaid upon the consummation of a Business Combination.
On March 1, 2021, the Sponsor provided a $100,000 convertible, non-interest
bearing, unsecured working capital loan. The terms of the conversion are described in Note 5.
Stockholder Vote
On March 31, 2021, the Company held a special meeting of stockholders, pursuant to which the Company’s stockholders approved, among others, the following proposal:

•
Adoption of the Business Combination Agreement with Innoviz Technologies Ltd. The number of holders of the Company’s common stock exercising their redemption rights in connection with this vote did not result in the Company having less than $5,000,001 of net tangible assets after giving effect to all holders of public shares that redeemed their shares for cash. Holders of 891,046 shares of the Company’s common stock elected to redeem their shares. Assuming no holder chooses to reverse their redemption election, the amount that will be paid out to redeem such shares will be approximately $8.9 million based on the amount held in trust on March 31, 2021. The transaction is expected to close promptly after confirmation all closing conditions have been satisfied. Upon completion of the transaction, the combined company will retain the Innoviz Technologies Ltd.name and its ordinary shares are expected to be listed on the Nasdaq Stock Market under the ticker symbol “INVZ”.

On April 5, 2021, Collective Growth Corporation completed its business combination with Innoviz.